Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related-party transactions [Abstract]
Key management compensation
For key management, including the board of directors (seven individuals excluding the CEO) and the executive management (five individuals including the CEO), compensation was as follows.

	For the years ended December 31,
In CHF thousands	2020	2019	2018
Short-term employee benefits	3,497	3,526	2,681
Post-employment benefits	214	215	160
Share-based compensation	2,578	2,155	1,683
Total	6,289	5,896	4,524